Other Receivables	6 Months Ended
Jun. 30, 2025
Other Receivables, Net [Abstract]
OTHER RECEIVABLES

NOTE 5 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Other receivables
Short-term capital borrowing	$3,515,758	$3,760,239
Reserve fund	-	36,933
Deposit	181,822	32,846
Trade accounts	34,676	27,340
Total	$3,732,256	$3,857,418

Other receivables are mainly composed of short-term capital loans, financial lease deposits, financial leases, bankers’ acceptances, temporary borrowings for employees, consulting fees and other items. The largest proportion is short-term capital borrowing with customers and suppliers in their daily operations, accounting for 94%, approximately $3.51 million. This is followed by deposit at 5%, approximately $0.18 million. Reserve fund accounted for about 1%, approximately $0.03 million.

For other receivables, approximately 28%, or $1.05 million of the date of issuance of the financial statements balance have been subsequently collected.